Goodwill and Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets
Goodwill impairment charge
Amortization of intangible assets	7	1	14	2	$ 29	207
Computer Software, Intangible Asset [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	0	0	24	0
Amortization of intangible assets					$ 200
Useful life of intangible assets					5 years
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets					10 years
In Process Research and Development [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets					6 years
Finite-Lived Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 7	$ 1	$ 14	$ 2	$ 100	200
Ultra Cell LLC [Member] | Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets
Ultra Cell LLC [Member] | Trade Names [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets						400
UltraCell Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment charge					0	600
Ser Energy and FES Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment charge					$ 0	$ 5,100